Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

NOTE 17. Quarterly Data (Unaudited)

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2013	Quarter	Quarter	Quarter	Quarter	2013
Net sales	$7,634	$7,752	$7,916	$7,569	$30,871
Cost of sales	3,969	4,013	4,148	3,976	16,106
Net income including noncontrolling interest	1,147	1,213	1,245	1,116	4,721
Net income attributable to 3M	1,129	1,197	1,230	1,103	4,659
Earnings per share attributable to 3M
common shareholders - basic	1.63	1.74	1.81	1.65	6.83
Earnings per share attributable to 3M
common shareholders - diluted	1.61	1.71	1.78	1.62	6.72

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2012	Quarter	Quarter	Quarter	Quarter	2012
Net sales	$7,486	$7,534	$7,497	$7,387	$29,904
Cost of sales	3,889	3,870	3,935	3,991	15,685
Net income including noncontrolling interest	1,141	1,186	1,180	1,004	4,511
Net income attributable to 3M	1,125	1,167	1,161	991	4,444
Earnings per share attributable to 3M
common shareholders - basic	1.61	1.68	1.68	1.43	6.40
Earnings per share attributable to 3M
common shareholders - diluted	1.59	1.66	1.65	1.41	6.32

Gross profit is calculated as net sales minus cost of sales.